Parent Company Only Condensed Financial Information	12 Months Ended
Oct. 31, 2024
Parent Company Only Condensed Financial Information [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

NOTE 20 — PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Park Ha Biological Technology Co., Ltd. (“Park Ha Cayman”) was incorporated in the Cayman Islands on October 11, 2022.

The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X, as the restricted net assets of the subsidiaries of Park Ha Cayman exceed 25% of the consolidated net assets of the Company. For purposes of the test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (i.e., lender, regulatory agency, foreign government, etc.). The ability of the Company’s Chinese operating subsidiaries to pay dividends may be restricted due to the foreign exchange control policies and availability of cash balances of the Chinese operating subsidiaries. Because substantially all of the Company’s operations are conducted in China and a substantial majority of the Company’s revenues are generated in China, a majority of the Company’s revenue being earned and currency received are denominated in Renminbi (“RMB”). RMB is subject to the exchange control regulation in China, and, as a result, the Company may be unable to distribute any dividends outside of China due to PRC exchange control regulations that restrict the Company’s ability to convert RMB into US Dollars.

The condensed parent company financial statements have been prepared using the same accounting principles and policies described in the notes to the consolidated financial statements, with the only exception being that the parent company accounts for its subsidiaries using the equity method, and are presented as if all the companies existed as of November 1, 2021 and throughout the two-year periods ended October 31, 2024. Refer to the consolidated financial statements and notes presented above for additional information and disclosures with respect to these financial statements.

As of October 31, 2024 and 2023, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stock or guarantees of the Company, except for those that have been separately disclosed in the consolidated financial statements, if any.

Condensed Balance Sheets

	October 31, 2024	October 31, 2023
ASSETS
Current Assets
Deffered IPO Cost	1,088,400	199,646
Total Current Assets	1,088,400	199,646
Non-Current Assets
Investment in subsidiaries	1,879,477	1,012,473
Total Non-Current Assets	1,879,477	1,012,473
TOTAL ASSETS	2,967,877	1,212,119

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities
Intercompany Payable	1,461,792	199,646
Total Current Liabilities	1,461,792	199,646
TOTAL LIABILITIES	1,461,792	199,646
Shareholders’ Equity
Ordinary shares (2,500,000,000 shares authorized, par value $0.00002, 25,000,000 shares issued and outstanding as of October 31, 2024 and 2023, respectively)	500	500
Subscription Receivable	—	(500)
Additional Paid In Capital	1,161,211	1,161,211
Statutory Reserve	131,962	30,422
Retained Earning (Accumulated Deficits)	271,788	(105,233)
Accumulated Other Comprehensive Loss	(59,376)	(73,927)
Total Stockholders’ Equity	1,506,085	1,012,473
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	2,967,877	1,212,119
*	Certain shares are related to the reorganization for the founding shareholders and are presented on a retroactive basis to reflect the reorganization (See Note 1) and retroactively restated to reflect the Share Split.

Condensed Statements of Operations

	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022
Operating Costs and Expenses:
Selling, general and administrative expenses	373,892	—	—

Operating Income
Share of income of subsidiaries	852,453	852,042	191,298
Net Income	478,561	852,042	191,298